employee future benefits - Future benefit payments (Details) - Pension plans $ in Millions	Dec. 31, 2018 CAD ($)
First year
employee future benefits
Estimated future benefit payments	$ 455
2 years hence
employee future benefits
Estimated future benefit payments	460
3 years hence
employee future benefits
Estimated future benefit payments	466
4 years hence
employee future benefits
Estimated future benefit payments	472
5 years hence
employee future benefits
Estimated future benefit payments	476
5 years hence and 10 years before
employee future benefits
Estimated future benefit payments	$ 2,451